Commitments and contingencies - Schedule of Provision for Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss contingency accrual
Balance at beginning of period	$ 59,186	$ 52,745	$ 40,678
Accruals, net	7,201	24,260	27,041
Settlements	(19,072)	(22,022)	(16,224)
Reclassifications and increase of judicial deposits	0	553	1,094
Translation	(10,618)	3,650	156
Balance at end of period	36,697	59,186	52,745
Judicial deposits
Balance at beginning of period	(8,567)	(7,906)	(6,592)
Accruals, net	0	0	0
Settlements	0	0	0
Reclassifications and increase of judicial deposits	419	80	(953)
Translation	1,807	(741)	(361)
Balance at end of period	(6,341)	(8,567)	(7,906)
Provision for contingencies
Balance at beginning of period	50,619	44,839	34,086
Accruals, net	7,201	24,260	27,041
Settlements	(19,072)	(22,022)	(16,224)
Reclassifications and increase of judicial deposits	419	633	141
Translation	(8,811)	2,909	(205)
Balance at end of period	30,356	50,619	44,839
Tax contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	40,583	28,505	16,642
Accruals, net	(10,994)	10,697	11,166
Settlements	(363)	(151)	(12)
Reclassifications and increase of judicial deposits	0	0	0
Translation	(7,113)	1,532	709
Balance at end of period	22,113	40,583	28,505
Labor contingencies in Brazil
Loss contingency accrual
Balance at beginning of period	12,674	14,095	13,270
Accruals, net	14,475	14,231	12,426
Settlements	(15,730)	(17,377)	(13,449)
Reclassifications and increase of judicial deposits	0	556	1,094
Translation	(2,598)	1,169	754
Balance at end of period	8,821	12,674	14,095
Other
Loss contingency accrual
Balance at beginning of period	5,929	10,145	10,766
Accruals, net	3,720	(668)	3,449
Settlements	(2,979)	(4,494)	(2,763)
Reclassifications and increase of judicial deposits	0	(3)	0
Translation	(907)	949	(1,307)
Balance at end of period	$ 5,763	$ 5,929	$ 10,145